Quantitative Information Unobservable imputes (Detail) (Nonrecurring, USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Level 3 Impaired Loans	Dec. 31, 2012 Level 3 Other Real Estate Owned	Dec. 31, 2012 Minimum Level 3 Impaired Loans	Dec. 31, 2012 Maximum Level 3 Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 5,972	$ 7,008	$ 5,972	$ 7,008
Other real estate owned	$ 8,858	$ 4,722	$ 8,858	$ 4,722
Valuation Technique					Market comparable properties	Fair value appraisals
Unobservable Inputs					Marketability discount
Rang							5.00%	30.70%